REVENUES FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of revenue
Revenues	$ 25,928	$ 13,470	$ 68,091	$ 39,855	$ 55,421	$ 42,902
Technology Service [Member]
Disaggregation of revenue
Revenues	22,938	11,460	59,890	34,331	47,694	38,827
Service, Other [Member]
Disaggregation of revenue
Revenues	2,990	2,010	8,201	5,524	7,727	4,075
Market access and live dealer studio
Disaggregation of revenue
Revenues	2,301	1,538	6,319	4,338	5,903	2,615
Reimbursables
Disaggregation of revenue
Revenues	$ 689	$ 472	$ 1,882	$ 1,186	$ 1,824	$ 1,460